Other Financial Assets	12 Months Ended
Dec. 31, 2019
Disclosure Of Other Financial Assets [Abstract]
Other Financial Assets
10.	OTHER FINANCIAL ASSETS

Other financial assets consisted of the following:

Financial assets - Total	As of
(in € thousands)	2017/12/31	2018/12/31	2019/12/31
Financial investments	—	—	—
Loans	219	259	307
Loan related security deposit	—	—	—
Deposits and guarantees	274	284	396
Liquidity contract	267	770	1,023
TOTAL	760	1,313	1,727

Financial assets - Current	As of
(in € thousands)	2017/12/31	2018/12/31	2019/12/31
Financial investments	—	—	—
Loans	—	—	—
Loan related security deposit	0	—	—
Deposits and guarantees	31	—	—
Liquidity contract	—	—	—
TOTAL	31	—	—

Financial assets - Non current	As of
(in € thousands)	2017/12/31	2018/12/31	2019/12/31
Financial investments	—	—	—
Loans	219	259	307
Loan related security deposit	(0)	—	(0)
Deposits and guarantees	243	284	396
Liquidity contract	267	770	1,023
TOTAL	729	1,313	1,727

The liquidity contract consists of a share buyback program contracted to an investment service provider in order to facilitate the listing of the Group's shares.

As of December 31, 2019, the liquidity account had a cash balance of €1,023.

As of December 31, 2018, the liquidity account had a cash balance of €770

As of December 31, 2019, CMC-CIC Market Solutions holds on behalf of Genfit 18,132 shares, recorded as a deduction from equity.

As of December 31, 2018, CMC-CIC Market Solutions holds on behalf of Genfit 27,911 shares, recorded as a deduction from equity. During the period, Genfit made an additional contribution of €1.0 million to the liquidity agreement with CMC-CIC Market Solution.